Accrued expenses and other current liabilities - Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other current liabilities
Deposits from offline distributors		¥ 70,084	¥ 7,333
Professional service fee payables		22,819	8,276
Product warranty		5,440	1,374
Payables on equipment		4,315	1,985
Patent application fee payables		2,699	2,102
Others		11,572	4,563
Accrued expenses and other current liabilities	$ 17,920	¥ 116,929	¥ 25,633